Note 20 - Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 31	€ 22
Non-standard Interest Rate, cross-currency or inflation-linked swap	41	(1)
Net gains/(losses) recognized from on-going involvement in derecognized assets	72	21
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	81	49
Non-standard Interest Rate, cross-currency or inflation-linked swap	41	(1)
Net gains/(losses) recognized from on-going involvement in derecognized assets	123	48
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	48	99
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 48	€ 99